Inventory	12 Months Ended
Mar. 31, 2022
Classes of current inventories [abstract]
Inventory [Text Block]
6. Inventory

The following is a listing of inventory as at March 31, 2022 and 2021:

	March 31, 2022	March 31, 2021
Work in Process	$17,025,863	$10,048,518
Finished Goods	15,228,991	2,413,449
Total	$32,254,854	$12,461,967

During the year ended March 31, 2022, management wrote down the value of inventory by $153,798 (2021 - $57,261; 2020 - $nil), and this amount is included in Cost of Sales. As at March 31, 2022 management allocated $353,575 to finished goods inventory that represents the expected value of 2 EV 550s that are currently leased to a customer and are expected to be returned to the Company sometime after January 30, 2023.